UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                            ------------------------
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                        -------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: OCTOBER 31, 2005
                         ----------------

Date of reporting period:  JULY 31, 2005
                           -------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                              FUNDX UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JULY 31, 2005 (UNAUDITED)

  Shares                                                    Value    % of Total
  ------                                                    -----    ----------
             INVESTMENT COMPANIES
   563,519   AllianceBernstein International
               Growth Fund - Class A                    $  8,109,035      2.5%
    24,750   AllianceBernstein International
               Value Fund - Class A                          419,265      0.1%
   665,177   AllianceBernstein Small-Mid Cap
               Value Fund - Class A                       11,886,704      3.7%
   720,774   Allianz CCM Mid-Cap Value
               Fund - Class D*<F1>                        18,704,081      5.9%
   182,066   Alpine U.S. Real Estate
               Equity Fund - Class Y                       8,759,213      2.7%
   313,746   Artisan Mid Cap Value Fund -
               Investor Class                              6,077,255      1.9%
   344,191   Baron Partners Fund                           6,267,723      2.0%
   220,290   BlackRock Global Resources Fund -
               Investor Class A                           14,111,805      4.4%
 1,401,839   BlackRock Mid-Cap Value Portfolio -
               Investor Class A                           18,966,886      5.9%
   343,234   Columbia Acorn International
               Fund - Class Z                             10,705,470      3.4%
   152,400   Energy Select Sector Index                    7,254,240      2.3%
   735,311   Excelsior Emerging Markets Fund               6,992,806      2.2%
   247,021   Fairholme Fund                                6,071,782      1.9%
   287,167   Fidelity International Small Cap Fund         7,449,115      2.3%
   123,490   Fidelity Latin America Fund                   3,090,966      1.0%
   290,610   Fidelity Leveraged Company Stock Fund         7,404,750      2.3%
   239,362   Fidelity Value Fund                          18,765,957      5.9%
   222,165   ICON Energy Fund*<F1>                         6,538,325      2.0%
    31,500   iShares MSCI Pacific ex-Japan Index Fund      3,064,005      1.0%
   166,750   iShares Russell Midcap Value Index Fund      20,628,642      6.5%
    94,200   iShares S&P Latin America 40 Index Fund       9,282,468      2.9%
   289,100   iShares S&P MidCap 400 Value Index Fund      20,326,621      6.4%
   547,828   Julius Baer International
               Equity Fund - Class A                      18,061,880      5.7%
   153,300   Midcap SPDR Trust Series 1                   20,177,346      6.3%
   220,243   Muhlenkamp Fund                              19,013,563      6.0%
   672,898   Pioneer Mid-Cap Value Fund - Class Y         18,619,075      5.8%
    42,407   Rainier Core Equity Portfolio                 1,089,863      0.3%
   655,626   Thornburg International
               Value Fund - Class A                       14,227,091      4.5%
   150,700   Utilities Select Sector SPDR Fund             4,863,089      1.5%
                                                        ------------    ------
             TOTAL INVESTMENT COMPANIES
             (Cost $277,719,866)                         316,929,021     99.3%
                                                        ------------    ------

  Shares
  ------
             SHORT TERM INVESTMENT
 2,302,228   Federated Cash Trust Money Market             2,302,228      0.7%
                                                        ------------    ------
             TOTAL SHORT TERM INVESTMENT
             (Cost $2,302,228)                             2,302,228      0.7%
                                                        ------------    ------

             Total Investments  (Cost $280,022,094)      319,231,249    100.0%
             Liabilities in Excess of Other Assets          (133,556)     0.0%
                                                        ------------    ------
             TOTAL NET ASSETS                            319,097,693    100.0%
                                                        ------------    ------
                                                        ------------    ------

*<F1>  Non-Income Producing.

                         FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JULY 31, 2005 (UNAUDITED)

  Shares                                                    Value    % of Total
  ------                                                    -----    ----------
             INVESTMENT COMPANIES
   107,461   AIM Utilities Fund - Class A                $ 1,455,017      2.4%
   102,523   AllianceBernstein International
               Growth Fund - Class A                       1,475,304      2.5%
    79,365   AllianceBernstein Small-Mid Cap
               Value Fund - Class A                        1,418,250      2.4%
    89,619   Allianz CCM Mid-Cap Fund - Class D*<F2>       2,325,604      3.9%
    58,709   Alpine International Real Estate
               Equity Fund - Class Y                       1,750,696      2.9%
    38,781   Alpine U.S. Real Estate Equity
               Fund - Class Y                              1,865,743      3.1%
    93,340   Baron Partners Fund                           1,699,716      2.8%
    48,157   BlackRock Global Resources
               Fund - Investor Class A                     3,084,966      5.2%
   171,444   BlackRock Mid-Cap Value Portfolio -
               Investor Class A                            2,319,635      3.9%
    72,771   Columbia Acorn International
               Fund - Class Z                              2,269,741      3.8%
    37,850   Energy Select Sector Index                    1,801,660      3.0%
   261,225   Excelsior Emerging Markets Fund               2,484,249      4.2%
    58,795   Excelsior Energy and Natural
               Resources Fund                              1,520,446      2.5%
    43,223   Fairholme Fund                                1,062,414      1.8%
    63,279   Fidelity International Small Cap Fund         1,641,469      2.7%
    52,610   Fidelity Leveraged Company Stock Fund         1,340,497      2.2%
    34,792   Fidelity Select Medical Delivery Portfolio    1,775,111      3.0%
    80,703   ICON Energy Fund*<F2>                         2,375,077      4.0%
    30,635   ICON Healthcare Fund                            529,674      0.9%
    19,300   iShares MSCI Pacific ex-Japan Index Fund      1,877,311      3.1%
    24,800   iShares Russell Midcap Value Index Fund       3,068,008      5.1%
    19,200   iShares S&P Latin America 40 Index Fund       1,891,968      3.2%
    43,760   iShares S&P MidCap 400 Value Index Fund       3,076,766      5.1%
    64,943   Julius Baer International Equity
               Fund - Class A                              2,141,161      3.6%
    27,097   Muhlenkamp Fund                               2,339,309      3.9%
   125,841   Oppenheimer International
               Small Company Fund - Class A                2,471,508      4.1%
    84,100   Pioneer Mid-Cap Value Fund - Class Y          2,327,054      3.9%
    88,165   Thornburg International Value
               Fund - Class A                              1,913,173      3.2%
    47,393   US Global Investors Accolade
               Funds - Eastern European Fund               1,634,119      2.7%
    74,000   Utilities Select Sector SPDR Fund             2,387,980      4.0%
                                                         -----------    ------
             TOTAL INVESTMENT COMPANIES
             (Cost $50,504,009)                           59,323,626     99.1%
                                                         -----------    ------

  Shares
  ------
             SHORT TERM INVESTMENT
   875,273   Federated Cash Trust Money Market               875,273      1.5%
                                                         -----------    ------
             TOTAL SHORT-TERM INVESTMENT
             (Cost $875,273)                                 875,273      1.5%
                                                         -----------    ------

             Total Investments  (Cost $51,379,282)        60,198,899    100.6%
             Liabilities in Excess of Other Assets          (364,889)   (0.6)%
                                                         -----------    ------
             TOTAL NET ASSETS                             59,834,010    100.0%
                                                         -----------    ------
                                                         -----------    ------

*<F2>  Non-Income Producing.

                        FUNDX CONSERVATIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JULY 31, 2005 (UNAUDITED)

  Shares                                                    Value    % of Total
  ------                                                    -----    ----------
             INVESTMENT COMPANIES
   166,649   AllianceBernstein International
               Growth Fund - Class A                     $ 2,398,084      5.4%
   136,602   Alpine Dynamic Dividend Fund                  1,707,532      3.8%
    95,852   Alpine Realty Income & Growth
               Fund - Class Y                              2,287,989      5.1%
   164,229   American Century Utilities Fund -
               Investor Class                              2,248,295      5.0%
    99,800   Analytic Defensive Equity Fund -
               Institutional Class                         1,324,352      3.0%
   201,248   BlackRock Mid-Cap Value Portfolio -
               Investor Class A                            2,722,879      6.1%
    52,937   CGM Mutual Fund                               1,480,115      3.3%
   124,584   Excelsior International Fund                  1,698,075      3.8%
    67,448   Fairholme Fund                                1,657,876      3.7%
    73,664   FBR Gas Utility Index Fund                    1,305,335      2.9%
    34,861   Fidelity Real Estate Investment Portfolio     1,174,111      2.6%
    94,809   Fidelity Utilities Fund                       1,388,004      3.1%
   161,466   Heitman REIT Fund - PBHG                      2,283,129      5.1%
    36,900   iShares Dow Jones U.S. Real
               Estate Index Fund                           2,501,820      5.6%
     8,500   iShares Russell Midcap Value Index Fund       1,051,535      2.4%
    41,040   iShares S&P MidCap 400 Value Index Fund       2,885,522      6.5%
    75,624   Julius Baer International
               Equity Fund - Class A                       2,493,325      5.6%
   152,705   Matthews Asian Growth and Income Fund         2,637,214      5.9%
    32,728   Muhlenkamp Fund                               2,825,389      6.3%
    92,707   Pioneer Mid-Cap Value Fund - Class Y          2,565,205      5.7%
    18,900   Stratton Growth Fund                            833,690      1.9%
    58,168   Thornburg International Value
               Fund - Class A                              1,262,235      2.8%
   103,996   Wells Fargo Advantage Dividend
               Income Fund - Investor Class                1,741,925      3.9%
                                                         -----------    ------
             TOTAL INVESTMENT COMPANIES
             (Cost $40,409,384)                           44,473,636     99.5%
                                                         -----------    ------

  Shares
  ------
             SHORT-TERM INVESTMENT
   172,698   Federated Cash Trust Money Market               172,698      0.4%
                                                         -----------    ------
             TOTAL SHORT-TERM INVESTMENT
             (Cost $172,698)                                 172,698      0.4%
                                                         -----------    ------

             Total Investments  (Cost $40,582,082)        44,646,334     99.9%
             Other Assets in Excess of Liabilities            23,177      0.1%
                                                         -----------    ------
             TOTAL NET ASSETS                            $44,669,511    100.0%
                                                         -----------    ------
                                                         -----------    ------

                           FUNDX FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS AT JULY 31, 2005 (UNAUDITED)

  Shares                                                    Value    % of Total
  ------                                                    -----    ----------
             INVESTMENT COMPANIES
    29,776   Buffalo Balanced Fund                       $   307,884      1.0%
   113,453   Columbia High Yield Fund - Class Z              982,504      3.0%
    89,556   Columbia Income Fund - Class Z                  891,975      2.7%
    59,799   Eaton Vance Floating-Rate Fund -
               Institutional Class                           591,415      1.8%
   114,511   Eaton Vance Strategic Income
               Fund - Class A                                916,087      2.8%
   335,649   Fidelity Capital & Income Fund                2,856,374      8.7%
   100,114   Fidelity Real Estate Income Fund              1,218,389      3.7%
    48,287   Gateway Fund                                  1,211,034      3.7%
    41,177   Kensington Select Income Fund - Class A       1,518,203      4.7%
   155,948   Loomis Sayles Bond Fund -
               Institutional Class                         2,144,285      6.6%
   152,989   MainStay High Yield Corporate
               Bond Fund - Class A                           977,599      3.0%
    73,746   Matthews Asian Growth and Income Fund         1,273,589      3.9%
   201,305   Oppenheimer International
               Bond Fund - Class A                         1,185,686      3.6%
   353,505   Oppenheimer Strategic Income
               Fund - Class A                              1,523,606      4.7%
    43,589   Permanent Portfolio                           1,205,240      3.7%
    17,953   PIMCO Commodity RealReturn
               Strategy Fund - Class D                       285,086      0.9%
    80,803   PIMCO Emerging Markets Bond
               Fund - Class D                                896,909      2.7%
   111,656   PIMCO Foreign Bond Fund
               U.S. Dollar - Class D                       1,199,183      3.7%
       241   PIMCO Global Bond Fund Unhedged -
               Institutional Class                             2,369      0.0%
   539,121   PIMCO Total Return Fund - Class D             5,763,201     17.6%
   135,552   Pioneer High Yield Fund - Class A             1,546,649      4.7%
   142,265   Pioneer Strategic Income Fund - Class A       1,515,127      4.6%
   132,235   Western Asset Core Bond Portfolio -
               Institutional Class                         1,514,096      4.6%
                                                         -----------    ------
             TOTAL INVESTMENT COMPANIES
             (Cost $30,863,590)                           31,526,490     96.4%
                                                         -----------    ------

  Shares
  ------
             SHORT TERM INVESTMENT
    32,484   Federated Cash Trust Money Market                32,484      0.1%
                                                         -----------    ------
             TOTAL SHORT TERM INVESTMENT
             (Cost $32,484)                                   32,484      0.1%
                                                         -----------    ------

             Total Investments  (Cost $30,896,074)        31,558,974     96.5%
             Other Assets in Excess of Liabilities         1,156,108      3.5%
                                                         -----------    ------
             TOTAL NET ASSETS                             32,715,082    100.0%
                                                         -----------    ------
                                                         -----------    ------

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds' most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------------

     By (Signature and Title)*<F3> /s/Robert M. Slotky
                                   -----------------------------------
                                   Robert M. Slotky, President

     Date     September 26, 2005
           ----------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F3> /s/Robert M. Slotky
                                   -----------------------------------
                                   Robert M. Slotky, President

     Date     September 26, 2005
           ----------------------------------

     By (Signature and Title)*<F3> /s/Eric W. Falkeis
                                   -----------------------------------
                                   Eric W. Falkeis, Treasurer

     Date     September 26, 2005
           ----------------------------------

*<F3> Print the name and title of each signing officer under his or her signature.